Filed under Rule 497(e) Registration No. 333-08653

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus dated July 29, 2013,

as supplemented to date

Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Prospectus are hereby replaced with SunAmerica Asset Management, LLC.

Effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Effective immediately, in the Management section, under Waivers and Reimbursements in the section Information about the Investment Adviser and Manager, the second sentence of the second paragraph is hereby deleted and replaced with the following:

Total Annual Portfolio Operating Expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

Date:    May 12, 2014

Version: Combined Master

SEASONS SERIES TRUST

Supplement to the Statement of Additional Information dated July 29, 2013,

as supplemented to date

Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Statement of Additional Information (“SAI”) are hereby replaced with SunAmerica Asset Management, LLC.

Effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the SAI are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Effective immediately, on page 53 of the SAI, the last sentence is hereby deleted and replaced with the following:

SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep the following Portfolios’ annual operating expenses at or below the following percentages of each of the Portfolios’ average net assets. Total Annual Portfolio Operating Expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

Please retain this supplement for future reference.

Date:    May 12, 2014

Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus dated July 29, 2013,

as supplemented to date

Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Prospectus are hereby replaced with SunAmerica Asset Management, LLC.

Effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Effective immediately, in the Management section, under Waivers and Reimbursements, in the section Information about the Investment Adviser and Manager, the second paragraph is hereby supplemented by adding the following after the first sentence:

Total Annual Portfolio Operating Expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

Date:     May 12, 2014

Version: Version 1 Class 1